Organization and Principal Activities - Summary of Major Subsidiaries (Details) - Subsidiaries	12 Months Ended
Dec. 31, 2025
Shanghai Wanwuxinsheng
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	May 21, 2010
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%
AiHuiShou International Company Limited
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Jan. 13, 2012
Place of incorporation/ establishment	Hong Kong
Percentage of direct/indirect ownership	100.00%
Shanghai Aihui
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Aug. 16, 2012
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%
Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Sep. 06, 2015
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%
AHS Device Hong Kong Limited
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Mar. 08, 2017
Place of incorporation/ establishment	Hong Kong
Percentage of direct/indirect ownership	100.00%
Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Jun. 23, 2017
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%
Qingdao Yueyi Network Information Technology Co., Ltd ("Qingdao Yueyi")
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Oct. 11, 2023
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%
Qingdao Yueqing Network Information Technology Co., Ltd ("Qingdao Yueqing")
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Dec. 13, 2023
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%
Jinan Yueqing Network Information Technology Co., Ltd ("Jinan Yueqing")
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Apr. 24, 2024
Place of incorporation/ establishment	Chinese Mainland
Percentage of direct/indirect ownership	100.00%